Vessels in Operation, net	12 Months Ended
Dec. 31, 2018
Vessels In Operation [Member]
Vessels in Operation, net

6. Vessels in Operation, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2016	1,727,491	33,949	1,761,440
Additions	1,940	268	2,208
Transfer in from vessels under construction	327,571	3,550	331,121
Disposals	—	(1,492)	(1,492)
Reduction in contract cost of newbuild vessels	(280)	—	(280)

December 31, 2017	2,056,722	36,275	2,092,997
Additions	648	5,796	6,444
Transfer in from vessels under construction	—	—	—
Disposals	—	(10,163)	(10,163)

December 31, 2018	2,057,370	31,908	2,089,278

Accumulated Depreciation
December 31, 2016	268,677	12,404	281,081
Charge for the period	64,031	9,238	73,269
Disposals for the period	—	(1,492)	(1,492)

December 31, 2017	332,708	20,150	352,858
Charge for the period	67,809	7,909	75,718
Disposals for the period	—	(10,163)	(10,163)

December 31, 2018	400,517	17,896	418,413

Net Book Value
December 31, 2016	$1,458,814	$21,545	$1,480,359

December 31, 2017	$1,724,014	$16,125	$1,740,139

December 31, 2018	$1,656,853	$14,012	$1,670,865

During 2017 the Company took delivery of two semi-refrigerated midsize liquefied gas carriers from Jiangnan shipyard for a combined contract price of $156.8 million and two semi-refrigerated handysize and one fully refrigerated liquefied gas carriers from HMD shipyard for a combined contract price of $152.5 million.

The cost and net book value of vessels that were contracted under time charter agreements (please read Note 16 to the consolidated financial statements) was $1,337 million and $1,084 million respectively as of December 31, 2018.

The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities (Note 10 and Note 11 to the consolidated financial statements) was $1,509 million as of December 31, 2018.

Vessels Under Construction [Member]
Vessels in Operation, net

8. Vessels Under Construction

	2017 (in thousands)	2018 (in thousands)
Vessels under construction as of January 1	$150,492	$—
Payments to shipyard	174,131	—
Other payments including initial stores and site costs	4,783	—
Capitalized interest	1,715	—
Transfer to vessels in operation	(331,121)	—

Vessels under construction as of December 31	$—	$—